1
The Gabelli Global Content & Connectivity Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98.7%
COMMUNICATION SERVICES  — 73.9%
Telecommunication Services  — 53.0%
Wireless Telecommunication Services  — 35.4%
Wireless Telecommunication Services  — 35.4%
35,000 America Movil SAB de CV, ADR .................. $ 735,000
95,000 Anterix Inc.† ............................................. 2,039,650
40,000 Array Digital Infrastructure Inc. .................. 2,000,400
20,000 KDDI Corp. ................................................ 319,234
75,000 Millicom International Cellular SA .............. 3,640,500
110,000 MTN Group Ltd. ........................................ 923,567
65,000 Rogers Communications Inc., Cl. B ............ 2,240,550
69,000 SoftBank Group Corp. ................................ 8,718,024
18,000 Sunrise Communications AG, Cl. A ............ 1,063,200
22,000 T-Mobile US Inc. ....................................... 5,266,360
85,000 Vodafone Group plc, ADR .......................... 986,000
27,932,485
Diversified Telecommunication Services  — 17.6%
Integrated Telecommunication Services  — 16.5%
55,000 AT&T Inc. .................................................. 1,553,200
37,415,054 Cable & Wireless Jamaica Ltd.†(a) ............. 50,703
100,000 Deutsche Telekom AG ................................ 3,405,919
65,000 Frontier Communications Parent Inc.† ....... 2,427,750
49,000 Liberty Global Ltd., Cl. C† .......................... 575,750
32,000 Telenor ASA .............................................. 530,365
75,000 Telephone and Data Systems Inc. ............... 2,943,000
43,000 TELUS Corp. ............................................. 678,110
20,000 Verizon Communications Inc. .................... 879,000
13,043,797
Alternative Carriers  — 1.1%
32,000 Telesat Corp.† ........................................... 848,000
Media & Entertainment  — 20.9%
Interactive Media & Services  — 13.6%
Interactive Media & Services  — 13.6%
23,000 Alphabet Inc., Cl. C .................................... 5,601,650
7,000 Meta Platforms Inc., Cl. A .......................... 5,140,660
10,742,310
Entertainment  — 4.9%
Movies & Entertainment  — 4.9%
13,000 Atlanta Braves Holdings Inc., Cl. C† ........... 540,670
250,000 Bollore SE ................................................. 1,413,556
2,000 Madison Square Garden Sports Corp.† ...... 454,000
55,000 Manchester United plc, Cl. A† .................... 832,700
5,000 The Walt Disney Co. .................................. 572,500
3,813,426
Media  — 2.4%
Cable & Satellite  — 2.4%
20,000 Comcast Corp., Cl. A ................................. 628,400
9,000 EchoStar Corp., Cl. A† ............................... 687,240
Shares
Market
Value
100,000 Grupo Televisa SAB, ADR .......................... $ 269,000
65,000 WideOpenWest Inc.† ................................. 335,400
1,920,040
TOTAL COMMUNICATION SERVICES ...... 58,300,058
CONSUMER DISCRETIONARY  — 11.2%
Consumer Discretionary Distribution & Retail  — 9.7%
Broadline Retail  — 8.4%
Broadline Retail  — 8.4%
6,000 Amazon.com Inc.† .................................... 1,317,420
75,000 Prosus NV ................................................. 5,277,942
6,595,362
Specialty Retail  — 1.3%
Apparel Retail  — 1.3%
35,000 Zalando SE† .............................................. 1,068,796
Consumer Durables & Apparel  — 1.5%
Household Durables  — 1.5%
Consumer Electronics  — 1.5%
41,000 Sony Group Corp., ADR ............................. 1,180,390
TOTAL CONSUMER DISCRETIONARY ...... 8,844,548
FINANCIALS  — 5.6%
Financial Services  — 5.6%
Financial Services  — 5.6%
Multi-Sector Holdings  — 3.8%
180,000 Kinnevik AB, Cl. B† .................................... 1,598,402
500,000 VNV Global AB† ........................................ 1,371,304
12,000 Waterloo Investment Holdings Ltd.†(a) ...... 6,000
2,975,706
Transaction & Payment Processing Services  — 1.7%
1,600 Mastercard Inc., Cl. A ................................ 910,096
7,000 PayPal Holdings Inc.† ................................ 469,420
1,379,516
Diversified Financial Services  — 0.1%
8,200 Sony Financial Group Inc., ADR† ............... 45,428
Insurance  — 0.0%
Insurance  — 0.0%
Life & Health Insurance  — 0.0%
4,460 Old Mutual Ltd.(a) ..................................... 5
TOTAL FINANCIALS .......................... 4,400,655
INFORMATION TECHNOLOGY  — 5.4%
Software & Services  — 3.9%
Software  — 3.9%
Systems Software  — 3.9%
6,000 Microsoft Corp. ......................................... 3,107,700

The Gabelli Global Content & Connectivity Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Technology Hardware & Equipment  — 1.5%
Technology Hardware, Storage & Peripherals  — 1.5%
Technology Hardware, Storage & Peripherals  — 1.5%
4,500 Apple Inc. ................................................. $ 1,145,835
TOTAL INFORMATION TECHNOLOGY ...... 4,253,535
REAL ESTATE  — 2.6%
Equity Real Estate Investment Trusts  — 2.6%
Specialized REITs  — 2.6%
Data Center REITs  — 1.4%
1,400 Equinix Inc., REIT ...................................... 1,096,536
Telecom Tower REITs  — 1.2%
3,500 American Tower Corp., REIT ...................... 673,120
3,000 Crown Castle Inc., REIT ............................. 289,470
962,590
TOTAL REAL ESTATE ......................... 2,059,126
TOTAL COMMON STOCKS .................. 77,857,922
CLOSED-END FUNDS — 0.0%
CONSUMER DISCRETIONARY  — 0.0%
Consumer Discretionary Distribution & Retail  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
Internet & Direct Marketing Retail  — 0.0%
5,800 Altaba Inc., Escrow† .................................. 7,830
PREFERRED STOCKS — 0.7%
INFORMATION TECHNOLOGY  — 0.7%
Technology Hardware and Equipment  — 0.7%
Technology Hardware, Storage & Peripherals  — 0.7%
Technology Hardware, Storage & Peripherals  — 0.7%
12,000 Samsung Electronics Co. Ltd., 10.630% ..... 567,905
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0.6%
$ 440,000 U.S. Treasury Bills
3.888% to 3.906%††, 12/18/25 to
12/26/25 ................................................... 436,041
TOTAL INVESTMENTS — 100.0%
(Cost $36,218,623) ................................ $ 78,869,698
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of
Market
Value
Market
Value
North America ...................... 56.2% $ 44,290,008
Europe .............................. 27.6 21,764,433
Japan ............................... 13.0 10,263,077
Latin America ....................... 1.3 1,060,703
South Africa ......................... 1.2 923,572
Asia/Pacific ......................... 0.7 567,905
100.0% $ 78,869,698